Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock
Common Stock

6.Common Stock

The Company’s total number of authorized shares is 200,000,000 shares and the total number of common shares issued is 129,395,774 shares (December 31, 2022: 127,760,265 shares) with a par value of $0.001 per share.

The Company has reserved the following shares of authorized but unissued common stock as of December 31, 2023

Options outstanding	3,579,294
RSUs outstanding	2,099,970
Shares available for grant from 2011 plan	605,826
Warrants	9,200,000
Convertible promissory notes	9,827,666
Total	25,312,756